Equity-Based Compensation (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	$ 863,000	$ 301,000
Service phantom units
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	137,000	93,000
Summary of Unit Award Activity
Nonvested at January 1, 2012 (units)	14,073
Granted (units)	5,770
Vested (units)	(6,993)
Forfeited (units)	(3,557)
Nonvested at September 30, 2012 (units)	9,293
Additional Disclosures
Total unrecognized compensation cost	200,000
Weighted-average period of recognition (years)	1 year 1 month 12 days
Fair value of nonvested units outstanding	700,000
Weighted-Average Grant Date Fair Value, Nonvested at January 1, 2012	$ 23.24
Weighted-Average Grant Date Fair Value, Granted	$ 36.41
Weighted-Average Grant Date Fair Value, Vested	$ 23.33
Weighted-Average Grant Date Fair Value, Forfeited	$ 28.52
Weighted-Average Grant Date Fair Value, Nonvested at September 30, 2012	$ 29.33
Non-Employee Units
Additional Disclosures
Vesting period (years)	1 year
Employee Units
Additional Disclosures
Vesting period (years)	3 years
Performance phantom units
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	726,000	208,000
Summary of Unit Award Activity
Nonvested at January 1, 2012 (units)	36,800
Granted (units)	36,000
Nonvested at September 30, 2012 (units)	72,800
Additional Disclosures
Vesting period (years)	3 years
Total unrecognized compensation cost	1,600,000
Weighted-average period of recognition (years)	1 year 10 months 28 days
Performance period (years)	3 years
Vesting percentage lower limit	0.00%
Vesting percentage upper limit	200.00%
Weighted-average payout percentage	200.00%
Weighted-Average Grant Date Fair Value, Nonvested at January 1, 2012	$ 32.99
Weighted-Average Grant Date Fair Value, Granted	$ 39.19
Weighted-Average Grant Date Fair Value, Nonvested at September 30, 2012	$ 36.06
Predecessors
Share-based Compensation Arrangement by Share-based Payment Award
Total Unit-Based Compensation Expense	$ 100,000	$ 700,000